DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments
The aggregate notional amounts of the partnership's derivative positions as at December 31, 2019 and 2018 were as follows:

(US$ MILLIONS)	2019	2018
Foreign exchange contracts	$6,261	$1,652
Cross currency swaps	374	15
Interest rate derivatives	13,058	8,217
Equity derivatives	47	31
	$19,740	$9,915

Commodity instruments	2019	2018
Oil based fuel (Cbm - millions)	5.39	6.17
Natural gas (Mcf - millions)	11.74	8.22
Lead (metric tons)	20,420	—
Tin (metric tons)	2,548	—
Polypropylene (metric tons)	31,120	—
The following table presents the notional amounts underlying the partnership's derivative instruments by term to maturity as at December 31, 2019 and the comparative notional amounts as at December 31, 2018, for both derivatives that are classified as fair value through profit of loss and derivatives that qualify for hedge accounting:

	2019				2018
(US$ MILLIONS)	< 1 year	1 to 5 years	>5 years	Total notional amount	Total notional amount
Fair value through profit or loss
Foreign exchange contracts	$2,478	$171	$70	$2,719	$315
Cross currency swaps	160	126	87	373	15
Interest rate derivatives	77	5,798	431	6,306	1,467
Equity derivatives	24	23	—	47	31
Elected for hedge accounting
Foreign exchange contracts	1,913	1,629	—	3,542	1,337
Interest rate derivatives	—	6,753	—	6,753	1,500
Option contracts	—	—	—	—	5,250
	$4,652	$14,500	$588	$19,740	$9,915

Disclosure of information about terms and conditions of hedging instruments
The following table presents the notional amounts underlying the partnership's derivative instruments by term to maturity as at December 31, 2019 and the comparative notional amounts as at December 31, 2018, for both derivatives that are classified as fair value through profit of loss and derivatives that qualify for hedge accounting:

	2019				2018
(US$ MILLIONS)	< 1 year	1 to 5 years	>5 years	Total notional amount	Total notional amount
Fair value through profit or loss
Foreign exchange contracts	$2,478	$171	$70	$2,719	$315
Cross currency swaps	160	126	87	373	15
Interest rate derivatives	77	5,798	431	6,306	1,467
Equity derivatives	24	23	—	47	31
Elected for hedge accounting
Foreign exchange contracts	1,913	1,629	—	3,542	1,337
Interest rate derivatives	—	6,753	—	6,753	1,500
Option contracts	—	—	—	—	5,250
	$4,652	$14,500	$588	$19,740	$9,915
The following table presents the notional amounts and average exchange rates for foreign exchange contracts held by the partnership as at December 31, 2019 and 2018. The notional amounts as at December 31, 2019 and comparative year 2018 include both buy and sell contracts.

(US$ MILLIONS)	Notional amount (U.S. Dollars)		Average exchange rate (USD to FC)
	2019	2018	2019	2018
Foreign exchange contracts
Australian dollars	$682	$184	1.45	1.33
Brazilian real	89	35	4.06	3.99
British pounds	650	131	0.77	0.78
Canadian dollars	2,037	940	1.30	1.32
Chinese yuan	1	(15)	6.97	7.16
European Union euros	782	44	0.88	0.85
Indian rupees	189	188	73.33	74.09
Japanese yen	14	4	104.19	110.14
Mexican pesos	10	(5)	18.90	19.75
Norwegian krone	52	53	8.87	7.96
South Africa rand	3	3	14.05	14.48
Swedish krona	1,578	94	9.10	7.87
Swiss franc	50	(4)	0.97	1.00
Colombian peso	49	—	3,359.91	—
South Korean won	68	—	1,265.03	—
Peruvian dollar	7	—	3.41	—
	$6,261	$1,652